Common Stock - Shares authorized (Details)	Dec. 31, 2023 shares
Common Stock
Shares of authorized but unissued common stock	25,312,756
Stock Options
Common Stock
Shares of authorized but unissued common stock	3,579,294
RSUs
Common Stock
Shares of authorized but unissued common stock	2,099,970
Shares available for grant from 2011 plan
Common Stock
Shares of authorized but unissued common stock	605,826
Warrants
Common Stock
Shares of authorized but unissued common stock	9,200,000
Convertible promissory notes
Common Stock
Shares of authorized but unissued common stock	9,827,666